Term Loan and Revolving Credit Facility Table (Details) - Orbitz - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Roll Forward]
Beginning balance	$ 447,750
Ending balance	429,599	$ 447,750
2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Scheduled principal payments on term loans		(3,375)
Debt Instrument [Roll Forward]
Beginning balance	0	443,250
Repayments of Long-term Debt		(439,875)
Ending balance		0
Term Loans [Member]
Debt Instrument [Line Items]
Scheduled principal payments on term loans		(2,250)
Proceeds from Issuance of Debt		450,000
Debt Instrument [Roll Forward]
Beginning balance	447,750
Repayments of Long-term Debt	(18,151)
Ending balance	$ 429,599	$ 447,750